DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY (Details)			9 Months Ended	12 Months Ended
	Jan. 06, 2023 USD ($) item	Jan. 14, 2022 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) D $ / shares shares	Dec. 31, 2022 USD ($) item $ / shares shares	Apr. 03, 2023 USD ($)
Description of Organization and Business Operations and Liquidity
Number of units issued | shares		11,500,000
Unit price | $ / shares		$ 10.10
Gross proceeds		$ 116,150,000
Minimum net tangible assets upon consummation of the Business Combination					$ 50,000,000
Percentage of business combination marketing agreement fee payable on gross proceeds of IPO				4.50%
Aggregate amount due				$ 5,175,000
Number of shares of common stock to be issued | shares				250,000
Percentage of assets held in trust required			80.00%	80.00%
Percentage of post transaction ownership required			50.00%	50.00%
Common stock subject to possible redemption, redemption price per share | $ / shares			$ 10.73	$ 10.10
Minimum amount of net intangible assets			$ 5,000,001	$ 5,000,001
Percentage of shares subject to lockup provision			15.00%	15.00%
Percentage of commitment redemption			100.00%	100.00%
Number of days from closing of IPO for shares redemption			10	10
Maximum amount of dissolution expenses			$ 100,000	$ 100,000
Share price per share | $ / shares			$ 10.10	$ 10.10
Bank balance			$ 302,582	$ 809,481
Working capital deficit			2,870,709	248,249
Subsequent event
Description of Organization and Business Operations and Liquidity
Maximum number of times for extension of the date by which the company has to consummate business combination | item	6
Additional extension period each time for the company to consummate business combination	1 month
Deposit into the trust account for each one-month extension	$ 10,000
Number of months to consummate business combination from the closing of IPO, after extensions	1 month
IPO
Description of Organization and Business Operations and Liquidity
Number of units issued | shares		10,000,000
Unit price | $ / shares		$ 10.00
Gross proceeds		$ 100,000,000
Aggregate offering cost			1,029,116	1,029,116
Underwriters fees			500,000	500,000
Other offering cost			$ 529,116	$ 529,116
Percentage of business combination marketing agreement fee payable on gross proceeds of IPO				4.50%
Aggregate amount due				$ 5,175,000
Number of shares in a unit | shares		1
Number of warrants in a unit | shares		1
Number of shares issuable per warrant (in shares) | shares		1
Exercise price of warrant | $ / shares		$ 11.50
Over-allotment Units
Description of Organization and Business Operations and Liquidity
Number of units issued | shares		1,500,000	1,500,000	1,500,000
Unit price | $ / shares		$ 10.00
Gross proceeds		$ 15,000,000
Private Placement
Description of Organization and Business Operations and Liquidity
Number of units issued | shares		361,000
Unit price | $ / shares		$ 10.00
Gross proceeds		$ 3,610,000
Number of warrants issued | shares		1
Number of shares in a unit | shares		1
Number of warrants in a unit | shares		1
Exercise price of warrant | $ / shares		$ 11.50
Private Placement | Western Acquisition Ventures Sponsor LLC
Description of Organization and Business Operations and Liquidity
Number of units issued | shares		15,000
Gross proceeds		$ 150,000